Shareholders Equity - Summary of Computation of Basic and Diluted Earnings per Share (Detail) $ / shares in Units, $ in Thousands, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 MXN ($) $ / shares shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 MXN ($) $ / shares shares	Dec. 31, 2018 MXN ($) $ / shares shares
Earnings per share [abstract]
Net profit for the period attributable to equity holders of the parent	$ 46,852,605	$ 2,349	$ 67,730,891	$ 52,566,197
Weighted average shares (in millions) | shares	66,265	66,265	66,016	66,055
Earnings per share attributable to equity holders of the parent | $ / shares	$ 0.71		$ 1.03	$ 0.79